Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Securities

Note 2—Securities

A summary of amortized cost and estimated fair value of securities available-for-sale and securities held-to-maturity at June 30, 2017 and December 31, 2016 is as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
June 30, 2017
Securities available-for-sale:
U.S. Treasury securities	$100,656	$—	$3,058	$97,598
Obligations of U.S. government agencies	87,786	689	125	88,350
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	119,774	1,206	1,145	119,835
Issued by FNMA and FHLMC	252,723	1,543	2,137	252,129
Other residential mortgage-backed securities	44,969	293	778	44,484
Commercial mortgage-backed securities	65,150	—	3,781	61,369

Total MBS	482,616	3,042	7,841	477,817
Obligations of states and municipal subdivisions	422,500	2,742	14,819	410,423
Other securities	5,679	206	138	5,747

Total securities available-for-sale	$1,099,237	$6,679	$25,981	$1,079,935

Securities held-to-maturity:
Obligations of states and municipal subdivisions	$425	$31	$—	$456

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016
Securities available-for-sale:
U.S. Treasury securities	$100,736	$—	$3,951	$96,785
Obligations of U.S. government agencies	97,340	508	320	97,528
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	152,918	1,401	1,166	153,153
Issued by FNMA and FHLMC	267,035	1,499	3,206	265,328
Other residential mortgage-backed securities	48,076	375	890	47,561
Commercial mortgage-backed securities	66,720	—	4,107	62,613

Total MBS	534,749	3,275	9,369	528,655
Obligations of states and municipal subdivisions	438,655	870	28,713	410,812
Other securities	5,580	149	162	5,567

Total securities available-for-sale	$1,177,060	$4,802	$42,515	$1,139,347

Securities held-to-maturity:
Obligations of states and municipal subdivisions	$425	$38	$—	$463

The scheduled contractual maturities of securities available-for-sale and securities held-to-maturity at June 30, 2017 were as follows:

	Available-for-Sale		Held-to-Maturity
(In thousands)	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$1,515	$1,515	$—	$—
Due after one year through five years	109,532	106,614	425	456
Due after five years through ten years	20,348	20,650	—	—
Due after ten years	479,547	467,592	—	—
Mortgage-backed securities and other securities	488,295	483,564	—	—

Total	$1,099,237	$1,079,935	$425	$456

Proceeds from sales, gross gains, and gross losses on sales of securities available for sale for the three and six months ended June 30, 2017 and 2016 are presented below. There were no other-than-temporary impairment charges included in gross realized losses for the three and six months ended June 30, 2017 and 2016. The specific identification method is used to reclassify gains and losses out of other comprehensive income at the time of sale.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
(In thousands)	2017	2016	2017	2016
Gross realized gains	$69	$1,117	$150	$1,181
Gross realized losses	(313)	(98)	(313)	(98)

Realized (losses) gains on sale of securities available for sale, net	$(244)	$1,019	$(163)	$1,083

Securities with a carrying value of $567.9 million and $380.4 million at June 30, 2017 and December 31, 2016, respectively, were pledged to secure public and trust deposits, FHLB borrowings, repurchase agreements and for other purposes as required or permitted by law.

The detail concerning securities classified as available-for-sale with unrealized losses as of June 30, 2017 and December 31, 2016 was as follows:

	Unrealized loss analysis
	Losses < 12 Months		Losses > 12 Months
(In thousands)	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
June 30, 2017
U.S. Treasury securities	$97,598	$3,058	$—	$—
Obligations of U.S. government agencies	3,669	7	32,088	118
Mortgage-backed securities	289,072	6,942	31,435	899
Obligations of states and municipal subdivisions	268,162	14,756	1,125	63
Other securities	—	—	4,285	138

Total	$658,501	$24,763	$68,933	$1,218

	Unrealized loss analysis
	Losses < 12 Months		Losses > 12 Months
(In thousands)	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2016
U.S. Treasury securities	$96,785	$3,951	$—	$—
Obligations of U.S. government agencies	51,463	277	12,150	43
Mortgage-backed securities	328,374	8,482	17,979	887
Obligations of states and municipal subdivisions	344,708	28,713	—	—
Other securities	—	—	4,216	162

Total	$821,330	$41,423	$34,345	$1,092

There were no securities classified as held-to-maturity with unrealized losses as of June 30, 2017 and December 31, 2016.

As of June 30, 2017 and December 31, 2016, approximately 67% and 75%, respectively, of the fair value of securities in the investment portfolio reflected an unrealized loss. As of June 30, 2017, there were 18 securities that had been in a loss position for more than twelve months, and 148 securities that had been in a loss position for less than 12 months. None of the unrealized losses relate to the marketability of the securities or the issuer’s ability to honor redemption of the obligations. The Company has adequate liquidity and, therefore, does not plan to sell and, more likely than not, will not be required to sell these securities before recovery of the indicated impairment. Accordingly, the unrealized losses on these securities have been determined to be temporary.

Note 2—Securities

A summary of amortized cost and estimated fair value of securities available-for-sale and securities held-to-maturity at December 31, 2016 and 2015 is as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016
Securities available-for-sale:
U.S. treasury securities	$100,736	$—	$3,951	$96,785
Obligations of U.S. government agencies	97,340	508	320	97,528
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	152,918	1,401	1,166	153,153
Issued by FNMA and FHLMC	267,035	1,499	3,206	265,328
Other residential mortgage-backed securities	48,076	375	890	47,561
Commercial mortgage-backed securities	66,720	—	4,107	62,613

Total MBS	534,749	3,275	9,369	528,655
Obligations of states and municipal subdivisions	438,655	870	28,713	410,812
Other securities	5,580	149	162	5,567

Total securities available-for-sale	$1,177,060	$4,802	$42,515	$1,139,347

Securities held-to-maturity:
Obligations of states and municipal subdivisions	$425	$38	$—	$463

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2015
Securities available-for-sale:
Obligations of U.S. government agencies	$89,983	$919	$109	$90,793
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	278,560	2,457	827	280,190
Issued by FNMA and FHLMC	120,597	2,045	935	121,707
Other residential mortgage-backed securities	75,861	738	1,022	75,577
Commercial mortgage-backed securities	24,977	—	168	24,809

Total MBS	499,995	5,240	2,952	502,283
Obligations of states and municipal subdivisions	119,295	3,212	187	122,320
Other securities	5,454	54	94	5,414

Total securities available-for-sale	$714,727	$9,425	$3,342	$720,810

Securities held-to-maturity:
Obligations of states and municipal subdivisions	$550	$44	$—	$594

The scheduled contractual maturities of securities available-for-sale and securities held-to-maturity at December 31, 2016 were as follows:

	Available-for-Sale		Held-to-Maturity
(In thousands)	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$3,776	$3,816	$—	$—
Due after one year through five years	110,173	106,436	425	463
Due after five years through ten years	12,669	12,763	—	—
Due after ten years	510,113	482,110	—	—
Mortgage-backed securities and other securities	540,329	534,222	—	—

Total	$1,177,060	$1,139,347	$425	$463

Proceeds from sales, gross gains, and gross losses on sales of securities available for sale for the year ended December 31, 2016, 2015 and 2014 are presented below. There were no other-than-temporary impairment charges included in gross realized losses for the years ended December 31, 2016, 2015 and 2014. The specific identification method is used to reclassify gains and losses out of other comprehensive income at the time of sale.

	For the Year Ended December 31,
(In thousands)	2016	2015	2014
Gross realized gains	$4,172	$1,444	$677
Gross realized losses	(436)	(273)	(18)

Realized gains on sale of securities available for sale, net	$3,736	$1,171	$659

Securities with a carrying value of $380.4 million and $368.3 million at December 31, 2016 and 2015, respectively, were pledged to secure public and trust deposits, FHLB borrowings, repurchase agreements and for other purposes as required or permitted by law.

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2016 and 2015 was as follows:

	Losses < 12 Months		Losses > 12 Months
(In thousands)	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2016
U.S. Treasury securities	$96,785	$3,951	$—	$—
Obligations of U.S. government agencies	51,463	277	12,150	43
Mortgage-backed securities	328,374	8,482	17,979	887
Obligations of state and municipal subdivision	344,708	28,713	—	—
Other securities	—	—	4,216	162

Total	$821,330	$41,423	$34,345	$1,092

December 31, 2015
Obligations of U.S. government agencies	$7,850	$109	$—	$—
Mortgage-backed securities	199,548	1,520	39,624	1,432
Obligations of state and municipal subdivision	12,656	187	—	—
Other securities	—	—	4,190	94

Total	$220,054	$1,816	$43,814	$1,526

There were no securities classified as held-to-maturity with unrealized losses as of December 31, 2016 and 2015.

As of December 31, 2016 and 2015, approximately 75% and 37%, respectively of the fair value of securities in the investment portfolio reflected an unrealized loss. As of December 31, 2016, there were 9 securities that had been in a loss position for more than twelve months, and 203 securities that had been in a loss position for less than 12 months. None of the unrealized losses relate to the marketability of the securities or the issuer’s ability to honor redemption of the obligations. The Company has adequate liquidity and, therefore, does not plan to sell and, more likely than not, will not be required to sell these securities before recovery of the indicated impairment. Accordingly, the unrealized losses on these securities have been determined to be temporary.